SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)	Jul. 26, 2023	Oct. 24, 2022	Sep. 30, 2023	Mar. 31, 2023	Sep. 02, 2022	Apr. 11, 2022	Mar. 31, 2022
Common stock, shares authorized			500,000,000	500,000,000	500,000,000	50,000,000	500,000,000
Common stock, shares issued			7,975,347	6,646,122		6,562,500	6,562,500
Common stock, shares outstanding			7,975,347	6,646,122		6,562,500	6,562,500
Common stock, per share			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Cash consideration		$ 77,641
Next Master Investments Limited [Member]
Issued share of common stock	61,038	38,622
Shares issued, price per share		$ 2
Cash consideration	$ 65	$ 77,244
Additional shares of common stock		45,000
Settlement of debt		$ 90,000
Top Elect Group Limited (“Top Elect”) [Member]
Issued share of common stock	1,202,981
Cash consideration	$ 1,203
Trade Expert Holdings Limited [Member]
Issued share of common stock	65,206
Cash consideration	$ 61